NET SALES - Analysis of Revenue from Continuing Operations (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NET SALES
Gross revenue from the sale of products and services	R$ 45,298,287	R$ 45,977,407	R$ 30,545,908
Construction revenue	1,494,142	1,217,818	1,020,176
Indirect taxes and other deductions	(7,323,932)	(7,872,439)	(5,472,930)
Net sales	R$ 39,468,497	R$ 39,322,786	R$ 26,093,154